New Accounting Standards Adopted in the Year	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
New Accounting Standards Adopted in the Year
New Accounting Standards Adopted in the Year
The Company has adopted IFRS 16 Leases (IFRS 16) with the date of initial application of January 1, 2019 using the modified retrospective approach. In accordance with the transitional provisions in IFRS 16 comparative figures have not been restated, rather the reclassifications and adjustments arising from the adoption of this standard are recognized in the opening statement of financial position on January 1, 2019. The impact of adoption of IFRS 16 is disclosed in note 9.